Subsequent events (Details) (Subsequent events., USD $)	Dec. 31, 2014	Apr. 26, 2015
Going private transaction | ADS | Forecast
Subsequent events
Purchase price per share	$ 20
Going private transaction | Ordinary share | Forecast
Subsequent events
Purchase price per share	$ 4
Merger Agreement | ADS
Subsequent events
Purchase price per share		$ 20.20
Merger Agreement | Ordinary share
Subsequent events
Purchase price per share		$ 4.04